Related party transactions - Transactions with related parties (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended					48 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2014	Dec. 31, 2021	May 31, 2024 CNY (¥)	May 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Related party transactions
Amounts earned by the Company	¥ 941,168	$ 130,350	¥ 868,687	¥ 853,062
Amount of cash and cash equivalents	248,125		193,086						$ 34,365
Cash held in accounts managed by Alipay
Related party transactions
Amount of cash and cash equivalents	9,848		7,080
Ant Group and its affiliates
Related party transactions
Amounts earned by the Company	12,865		11,805	9,767
Costs and expenses incurred	16,214		14,755	15,366
Ant Group and its affiliates | Annual fee for SME loan business
Related party transactions
Amounts earned by the Company	0		0	708
SME annual fee term (in years)					7 years
Annual fee as a percentage of the average daily balance (as a percent)						250.00%
Ant Group and its affiliates | Cloud services revenue
Related party transactions
Amounts earned by the Company	8,814		8,409	5,536
Ant Group and its affiliates | Administrative and support services
Related party transactions
Amounts earned by the Company	807		565	1,165
Ant Group and its affiliates | Marketplace software technology services fee and other amounts earned
Related party transactions
Amounts earned by the Company	3,244		2,831	2,358
Ant Group and its affiliates | Payment processing and escrow services fee
Related party transactions
Costs and expenses incurred	13,164		12,484	11,824
Ant Group and its affiliates | Other services
Related party transactions
Costs and expenses incurred	3,050		2,271	¥ 3,542
Hong Kong Cingleot Investment Management Limited
Related party transactions
Loan facility guaranteed	7,000									$ 7,700
Current unsecured revolving loan facility							¥ 5,900	$ 6,500
Amount drawn down	¥ 4,744		¥ 4,581							$ 5,233	$ 5,233
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties	1.00%	1.00%	1.00%	1.00%
Certain investees of the Company | Commercial arrangements related to cloud services
Related party transactions
Amounts earned by the Company	¥ 984		¥ 1,462	¥ 1,826
Certain investees of the Company | Commercial arrangements related to marketing services
Related party transactions
Costs and expenses incurred	736		382	976
Certain investees of the Company | Logistics services
Related party transactions
Amounts earned by the Company	2,540		1,140	1,728
Costs and expenses incurred	14,864		14,750	¥ 13,120
Certain investees of the Company | Loans
Related party transactions
Amount of outstanding loans	¥ 2,628		¥ 2,345
Certain investees of the Company | Loans | Maximum
Related party transactions
Remaining terms	2 years	2 years	3 years
Interest rate (as a percent)	10.00%	10.00%	10.00%